Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Transactions

Year ended December 31 (millions of dollars)
Related Party	Transaction	2018	2017
IESO	Power purchased	1,636	1,583
	Revenues for transmission services	1,615	1,521
	Amounts related to electricity rebates	477	357
	Distribution revenues related to rural rate protection	239	247
	Distribution revenues related to the supply of electricity to remote northern communities	35	32
	Funding received related to CDM programs	62	59
OPG	Power purchased	10	9
	Revenues related to provision of services and supply of electricity	8	7
	Costs related to the purchase of services	—	1
OEFC	Power purchased from power contracts administered by the OEFC	2	2
OEB	OEB fees	8	8
Hydro One Limited	Return of stated capital	544	535
	Dividends paid	6	15
	Stock-based compensation costs	28	23
	Cost recovery for services provided	15	6
Hydro One Telecom	Services received – costs expensed	23	24
	Revenues for services provided	3	3
2587264 Ontario Inc.	Promissory note issued and repaid[1]	—	486
	Preferred shares issued[2]	—	486
	Dividends paid	9	—
1 On October 17, 2017, Hydro One issued a promissory note to 2587264 Ontario Inc., a subsidiary of Hydro One Limited, totalling $486 million. On November 20, 2017, Hydro One repaid the $486 million promissory note to 2587264 Ontario Inc., as well as interest totalling $1 million.
2 On November 20, 2017, Hydro One issued 485,870 Class B preferred shares to 2587264 Ontario Inc. for proceeds of $486 million. See Note 21 for details of the Class B preferred shares.